Leases Components of Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 35,335
Short-term lease cost	885
Sublease income	(2,696)
Total lease costs	33,524
Right of Use asset impairment charge	$ 6,000
Weighted-average remaining lease term (years)	5 years 8 months 12 days
Weighted-average discount rate	4.15%
Cash paid for amounts included in the measurement of lease liabilities	$ 32,883
Right-of-use assets obtained in exchange for operating lease liabilities	4,431
Leasehold improvements obtained in exchange for TIAs paid directly to third parties	$ 2,156